Parent company only condensed financial information - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Parent company only condensed financial information
Net cash (used in) generated from operating activities	¥ 1,992,822	$ 284,969	¥ 1,725,948	¥ 1,988,674
Net cash (used in) generated from investing activities	(1,332,071)	(190,483)	(520,554)	(600,521)
Net cash (used in) generated from financing activities	(924,887)	(132,257)	(426,595)	(146,916)
Effect of exchange rate changes on cash and cash equivalents	(35,322)	(5,051)	(922)	10,409
Net increase (decrease) in cash and cash equivalents and restricted cash	(299,458)	(42,822)	777,877	1,251,646
Cash and cash equivalents and restricted cash at the beginning of the year	3,619,630	517,600	2,841,753	1,590,107
Cash and cash equivalents and restricted cash at the end of the year	3,320,172	474,778	3,619,630	2,841,753
Parent company
Parent company only condensed financial information
Net cash (used in) generated from operating activities	25,561	3,655	11,082	(251)
Net cash (used in) generated from investing activities			204,704	(22,417)
Net cash (used in) generated from financing activities	(41,310)	(5,907)	311,202	(44,958)
Effect of exchange rate changes on cash and cash equivalents	(28,379)	(4,058)	(4,750)	7,263
Net increase (decrease) in cash and cash equivalents and restricted cash	(44,128)	(6,310)	522,238	(60,363)
Cash and cash equivalents and restricted cash at the beginning of the year	741,213	105,992	218,975	279,338
Cash and cash equivalents and restricted cash at the end of the year	¥ 697,085	$ 99,682	¥ 741,213	¥ 218,975